PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

The following table summarizes property, plant and equipment as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Furniture, fixtures, computer hardware and computer software	$473,448	$489,421
Manufacturing machinery and equipment	21,863,624	24,377,755
Manufacturing machinery and equipment, in progress	88,863	-
Depreciable property, plant and equipment	22,425,935	24,867,176
Less: Accumulated depreciation and amortization	(22,146,273)	(24,848,408)
Net property, plant and equipment	$279,662	$18,768

Schedule of Assets and Liabilities Related to Company's Leases

As of December 31, 2021 and 2020, assets and liabilities related to the Company's lease were as follows:

	As of December 31,
	2021	2020
Operating lease right-of-use assets, net	$4,984,688	$5,633,663
Current portion of operating lease liability	646,742	575,404
Non-current portion of operating lease liability	4,532,490	5,179,229

Schedule Future Maturities of Operating Lease Liability

During the years ended December 31, 2021 and 2020 the Company recorded operating lease costs included in rent expense of $1,033,570 and $287,103, respectively.

Future maturities of the operating lease liability are as follows:

2022	$988,800
2023	1,018,464
2024	1,049,018
2025	1,080,488
2026	1,112,903
Thereafter	1,146,291
Total lease payments	$6,395,964
Less amounts representing interest	(1,216,732)
Present value of lease liability	$5,179,232